--------------------------------------------------------------------------------


SHORT TERM                                  600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================


Dear Shareholder:



We are pleased to present the annual report of Short Term Income Fund, Inc. for the year ended August 31, 1998.

The Fund's Money Market Portfolio had 72,141 shareholders and net assets of $1,281,553,694 as of August 31, 1998. The Government Portfolio had 13,603 shareholders and net assets of $822,664,536 as of August 31, 1998.

We thank you for your support and look forward to continuing to serve your cash management needs.

Sincerely,



\s\Steven W. Duff



Steven W. Duff
President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 1998
================================================================================


    Face                                                                             Maturity                    Value
   Amount                                                                              Date        Yield        (Note 1)
   ------                                                                              ----        -----         ------
Commercial Paper (10.50%)
------------------------------------------------------------------------------------------------------------------------------------
 $   32,000,000  Banco Santander Puerto Rico                                           09/11/98     5.59%     $   31,950,714
     18,200,000  Island Finance Puerto Rico, Inc.                                      09/03/98     5.58          18,194,429
     15,000,000  Island Finance Puerto Rico, Inc.                                      09/16/98     5.57          14,965,437
     20,000,000  Lehman Brothers Holdings, Inc.                                        09/15/98     5.59          19,956,911
     15,000,000  Merrill Lynch & Co., Inc.                                             03/09/99     5.70          14,569,238
     20,000,000  Paine Webber Group                                                    09/08/98     5.66          19,978,105
     15,000,000  Paine Webber Group                                                    09/11/98     5.66          14,976,542
 --------------                                                                                               --------------
    135,200,000  Total Commercial Paper                                                                          134,591,376
 --------------                                                                                               --------------
Domestic Certificates of Deposit (3.12%)
------------------------------------------------------------------------------------------------------------------------------------
 $   15,000,000  Bankers Trust Company                                                 05/13/99     5.83%     $   14,996,868
     25,000,000  Chase Manhattan Bank (USA)                                            01/15/99     5.62          25,000,000
 --------------                                                                                               --------------
     40,000,000  Total Domestic Certificates of Deposit                                                           39,996,868
 --------------                                                                                               --------------
Letter of Credit Commercial Paper (26.70%)
------------------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Banco Bozano Simonsen S.A.
                 LOC Banco Santander                                                   06/18/99     5.81%     $   19,113,889
      5,000,000  Banco Bradesco S.A.
                 LOC Barclays Bank PLC                                                 06/17/99     5.81           4,779,236
     10,000,000  Banco De Credito Nacional, S.A.
                 LOC Barclays Bank PLC                                                 11/20/98     5.55           9,881,556
      5,000,000  Banco Mercantil Del Norte, S.A.
                 LOC Bayerische Vereinsbank, A.G.                                      11/06/98     5.56           4,951,050
     20,000,000  Banco Rio de La Plata S.A.
                 LOC Bayerische Vereinsbank, A.G./Banco Santander                      12/08/98     5.68          19,703,278
     25,000,000  Bancomer, S.A
                 LOC Bank of Montreal                                                  10/16/98     5.60          24,826,875
     15,000,000  Cemex S.A. de C.V.
                 LOC Credit Suisse First Boston                                        10/22/98     5.58          14,882,488
     20,000,000  China International Marine Containers
                 LOC Societe Generale                                                  10/14/98     5.60          19,868,014
     17,500,000  Contifinancial Corporation
                 LOC Dresdner Bank                                                     11/19/98     5.61          17,287,633
      5,477,000  County of Riverside Teeter Obligation
                 LOC Westdeutsche Landesbank                                           10/14/98     5.59           5,440,692
     25,000,000  Dean Health System, Inc.
                 LOC Rabobank Nederland                                                12/16/98     5.58          24,596,611

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================


    Face                                                                             Maturity                    Value
   Amount                                                                              Date        Yield        (Note 1)
   ------                                                                              ----        -----         ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   17,000,000  Dean Health System, Inc.
                 LOC Rabobank Nederland                                                09/21/98     5.58%     $   16,947,583
     15,000,000  Finans Funding Corporation II
                 LOC Rabobank Nederland                                                02/19/99     5.69          14,610,262
      5,000,000  Formosa Plastics Corporation, U.S.A.
                 LOC ABN AMRO Bank N.V.                                                09/18/98     5.62           4,986,943
     20,000,000  Guandong Enterprises (Holdings) Ltd.
                 LOC Credit Suisse First Boston                                        09/04/98     5.62          19,990,883
     10,000,000  Minmetals Capitals & Securities Inc.
                 LOC Credit Suisse First Boston                                        02/23/99     5.60           9,735,069
     18,750,000  Pactual Overseas
                 LOC Barclays Bank PLC                                                 02/11/99     5.72          18,283,073
     10,000,000  Pemex Capital Inc.
                 LOC Societe Generale                                                  10/20/98     5.60           9,924,867
     20,000,000  Pemex Capital Inc.
                 LOC Societe Generale                                                  12/15/98     5.60          19,679,167
     15,000,000  Petroleo Brasileiro, S.A.
                 LOC Barclays Bank PLC                                                 12/21/98     5.60          14,751,175
     10,000,000  Unibanco-Uniao De Bancos Brasilieros
                 LOC Bayerische Vereinsbank, A.G.                                      04/16/99     5.80           9,654,140
     40,000,000  Unibanco-Uniao De Bancos Brasilieros
                 LOC Westdeutsche Landesbank                                           06/28/99     5.71          38,191,458
 --------------                                                                                               --------------
    348,727,000  Total Letter of Credit Commercial Paper                                                         342,085,942
 --------------                                                                                               --------------
Loan Participations (7.02%)
------------------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Boeing Capital Corporation with Chase Manhattan Bank (i)              08/24/99     5.72%     $   20,000,000
     40,000,000  GMAC Mortgage Corporation with Bank One Ohio (d)                      09/01/98     5.96          40,000,000
     20,000,000  Marsh & McLennan Companies with Chase Manhattan Bank                  11/24/98     5.59          20,000,000
     10,000,000  Marsh & McLennan Companies with Chase Manhattan BanK                  11/24/98     5.64          10,000,000
 --------------                                                                                               --------------
     90,000,000  Total Loan Participations                                                                        90,000,000
 --------------                                                                                               --------------
Master Notes (5.46%)
------------------------------------------------------------------------------------------------------------------------------------
 $    5,000,000  Donaldson, Lufkin & Jenrette (a)                                      02/05/99     5.70%     $    5,000,000
     20,000,000  The Goldman Sachs Group L.P. (b)                                      01/22/99     5.61          20,000,000
     45,000,000  Williamette Industries Incorporated (c)                               07/09/99     5.68          45,000,000
 --------------                                                                                               --------------
     70,000,000  Total Master Notes                                                                               70,000,000
 --------------                                                                                               --------------


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1998
================================================================================


    Face                                                                             Maturity                    Value
   Amount                                                                              Date        Yield        (Note 1)
   ------                                                                              ----        -----         ------
Medium Term Note (1.56%)
------------------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  The Bear Stearns Companies, Inc. (g)                                  06/07/99     5.63%     $   20,000,000
 --------------                                                                                               --------------
     20,000,000  Total Medium Term Notes                                                                          20,000,000
 --------------                                                                                               --------------
Other Notes (24.84%)
------------------------------------------------------------------------------------------------------------------------------------
 $    5,000,000  Allegheny Co, PA (Union Electric Steel Corp.)
                 LOC PNC Bank, N.A.                                                    11/01/27     5.65%     $    5,000,000
     13,000,000  Bayerische Landesbank                                                 05/05/99     5.63          13,052,539
      1,740,000  B & V Land Company, L.L.C.
                 LOC First Michigan Bank                                               09/01/27     5.62           1,740,000
      3,955,000  Bollman Capital, L.L.C. - Series 1996A (e)
                 LOC First of America/Michigan National Bank                           12/15/26     5.62           3,955,000
      3,000,000  California PCFA Environmental Improvement Bonds
                 (Shell Oil Company Project) (e)                                       06/01/38     5.61           3,000,000
      9,076,000  Capital One Funding Corporation
                 Floating Rate Option Notes - Series 1997D
                 LOC Bank One Ohio                                                     07/02/18     5.61           9,076,000
      2,360,000  Carriage Inn Retirement Community of Cadiz, Inc. - Series 1996 (e)
                 LOC Key Bank, N.A.                                                    10/01/17     5.66           2,360,000
      2,740,000  Carriage Inn Retirement Community of Dayton, Inc. - Series 1996 (e)
                 LOC Key Bank, N.A.                                                    10/01/16     5.66           2,740,000
     15,000,000  Caterpillar Financial Services Corporation (j)                        07/07/99     5.61          15,000,000
     11,000,000  Development Authority of Douglas County, GA
                 LOC NationsBank                                                       11/01/18     5.75          11,000,000
      7,285,000  Dickenson Press, Inc. - Series 1997 (e)
                 LOC First Michigan Bank                                               01/01/27     5.62           7,285,000
      1,000,000  Dormont Manufacturing Company, Inc. (e)
                 LOC PNC Bank, N.A.                                                    03/01/08     5.70           1,000,000
      4,700,000  DP Fox Capital, L.L.C. (e)
                 LOC Michigan National Bank                                            05/01/28     5.62           4,700,000
      4,830,000  First Metropolitan Title Company (e)
                 LOC Michigan National Bank                                            05/01/22     5.60           4,830,000
     20,000,000  First Union National Bank of North Carolina (k)                       07/16/99     5.60          20,000,000
      3,015,000  Greensboro, NC Public Improvement - Series C (e)                      04/01/14     5.65           3,015,000
      4,605,000  Growth Properties I, Ltd L.P. 1997 (e)
                 LOC Columbus Bank & Trust Company                                     08/01/12     5.75           4,605,000


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================


    Face                                                                             Maturity                    Value
   Amount                                                                              Date        Yield        (Note 1)
   ------                                                                              ----        -----         ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   6,900,000   Illinois Health Facilities (Loyola University) (e)
                 MBIA Insured                                                          07/01/24     5.65%     $    6,900,000
     9,000,000   Illinois Student Assistance Commission (e)
                 MBIA Insured                                                          09/01/32     5.59           9,000,000
    18,600,000   Jacksonville Health Charity Group (Baptist/St. Vincent) (e)
                 MBIA Insured                                                          08/15/19     5.65          18,600,000
    15,000,000   John Hancock Mutual Life Insurance Company (l)                        08/19/00     5.77          15,000,000
     1,685,000   KBL Capital Fund, Inc. (e)
                 LOC Old Kent Bank & Trust Co.                                         07/01/15     5.62           1,685,000
     3,845,000   LKWP Investments, L.L.C. (e)
                 LOC First Michigan Bank                                               03/01/27     5.65           3,845,000
     2,275,000   Labelle Capital Funding - Series A (e)
                 LOC First of America/Michigan National Bank                           09/01/26     5.62           2,275,000
     1,750,000   Labelle Capital Funding - Series B (e)
                 LOC First of America/Michigan National Bank                           09/01/26     5.60           1,750,000
     5,000,000   Lam Funding, L.L.C.
                 LOC First of America                                                  12/15/27     5.60           5,000,000
     1,700,000   Machining Center
                 LOC Comerica Bank                                                     10/01/27     5.57           1,700,000
     4,265,000   Massachusetts IFA (E. Nazarene College)
                 LOC State Street Bank & Trust Co.                                     10/01/13     5.59           4,265,000
     1,910,000   Miami Valley Realty Associates (e)
                 LOC Key Bank, N.A.                                                    06/01/12     5.66           1,910,000
       965,000   Mt. Carmel East Professional Office Building - Series 1994 (e)
                 LOC National City Bank, Northwest                                     01/01/14     5.63             965,000
     1,455,000   Mt. Carmel Partnership Project
                 LOC National City Bank, Northwest                                     08/01/14     5.63           1,455,000
     3,000,000   Mubea, Inc. Project
                 LOC Fifth Third Bank                                                  12/01/04     5.63           3,000,000
     4,890,000   New Federal Cold Storage
                 LOC National City Bank, PA                                            11/01/12     5.63           4,890,000
    25,000,000   New York City GO Bonds
                 FGIC Insured                                                          11/19/98     5.74          25,000,000
    13,000,000   New York State HFA (250 West 50th Street Project) - Series 1997B (e)
                 LOC Fleet National Bank                                               05/01/13     5.65          13,000,000
     1,145,000   Oak Crest Homes, Inc. (e)
                 LOC First of America                                                  11/01/26     5.62           1,145,000


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1998
================================================================================


    Face                                                                             Maturity                    Value
   Amount                                                                              Date        Yield        (Note 1)
   ------                                                                              ----        -----         ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $    3,660,000  Opportunity Aviation, Ltd. Project
                 LOC National City Bank, Northwest                                     12/02/02     5.63%     $    3,660,000
      9,750,000  PRD Financial L.L.C.
                 LOC First of America                                                  04/01/27     5.60           9,750,000
        900,000  Pennsylvania EDFA (CEO Deux, Inc.) (e)
                 LOC PNC Bank, N.A.                                                    08/01/08     5.65             900,000
      1,300,000  Pennsylvania EDFA (Cambria Rowe Business Col.)
                 LOC PNC Bank, N.A.                                                    12/01/14     5.65           1,300,000
      1,300,000  Pennsylvania EDFA (Southstar Canal Road Ltd.)
                 LOC PNC Bank, N.A.                                                    12/01/10     5.65           1,300,000
      4,300,000  Polar Plastics, Inc. (e)
                 LOC PNC Bank, N.A.                                                    08/01/17     5.63           4,300,000
      2,470,000  SDR Capital, L.L.C. (e)
                 LOC First Michigan Bank                                               10/15/01     5.62           2,470,000
      2,200,000  SSM Health Care Systems - Series 1995D (e)
                 MBIA Insured                                                          06/01/24     5.60           2,200,000
      4,500,000  Seven Z Enterprises (h)
                 LOC PNC Bank, N.A.                                                    06/03/13     5.70           4,500,000
      2,000,000  Soaring Eagle Partners L.P.
                 LOC PNC Bank, N.A.                                                    10/01/12     5.63           2,000,000
      3,000,000  Sojourn Project
                 LOC First National Bank of Ohio                                       07/01/12     5.73           3,000,000
      1,990,000  UAI Technologies, Inc. - Series 1998 (e)
                 LOC First Union                                                       05/01/18     5.65           1,990,000
      1,775,000  Valley City Linen Co. (e)
                 LOC First Michigan Bank                                               02/15/02     5.62           1,775,000
      3,000,000  Van Wert County, OH
                 LOC Bank One Ohio                                                     11/01/17     5.66           3,000,000
     11,620,000  Washington State HFC (Country Manor One Project) (e)
                 LOC U.S. Bank of Washington                                           01/01/12     5.85          11,620,000
      4,500,000  Windsor Medical Center, Inc. (e)
                 LOC First National Bank of Ohio                                       12/03/18     5.73           4,500,000
     14,000,000  Winston - Salem, NC COP (m)                                           09/03/98     5.58          14,000,000
      6,000,000  Winston - Salem, NC COP (m)                                           09/01/98     5.56           6,000,000
      1,500,000  Wulfeck Family Partnership Project
                 LOC Star Bank, N.A.                                                   09/01/17     5.68           1,500,000
      4,840,000  Zylstra Funding, Inc. (e)
                 LOC First Michigan Bank                                               06/01/27     5.62           4,840,000
 --------------                                                                                               --------------
    318,296,000  Total Other Notes                                                                               318,348,539
 --------------                                                                                               --------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================


    Face                                                                             Maturity                    Value
   Amount                                                                              Date        Yield        (Note 1)
   ------                                                                              ----        -----         ------
Repurchase Agreements, Overnight (14.28%)
------------------------------------------------------------------------------------------------------------------------------------
 $  183,000,000  The Goldman Sachs Group L.P. (Collateralized by $192,771,374,
                 GNMA, 6.5000% to 8.0000, due 04/15/13 to 08/15/28)                    09/01/98     5.79%     $  183,000,000
 --------------                                                                                               --------------
    183,000,000  Total Repurchase Agreements, Overnight                                                          183,000,000
 --------------                                                                                               --------------
Short Term Bank Notes (1.56%)
------------------------------------------------------------------------------------------------------------------------------------
$    20,000,000  NationsBank                                                           12/22/98     5.53%     $   20,016,214
 --------------                                                                                               --------------
     20,000,000  Total Short Term Bank Notes                                                                      20,016,214
 --------------                                                                                               --------------
Yankee Certificates of Deposit (4.68%)
------------------------------------------------------------------------------------------------------------------------------------
 $   10,000,000  ABN AMRO Bank N.V.                                                    03/12/99     5.72%     $    9,994,867
     15,000,000  ABN AMRO Bank N.V.                                                    04/05/99     5.77          14,995,750
     20,000,000  Bayerische Vereinsbank, A.G. (f)                                      02/26/99     5.66          19,995,324
     15,000,000  Swiss Bank Corporation                                                03/22/99     5.68          14,996,419
 --------------                                                                                               --------------
     60,000,000  Total Yankee Certificates of Deposit                                                             59,982,360
 --------------                                                                                               --------------
                 Total Investments (99.72%) (Cost$1,278,021,299+)                                              1,278,021,299
                 Cash and Other Assets, Net of Liabilities (0.28%)                                                 3,532,395
                                                                                                              --------------
                 Net Assets (100.00%)                                                                         $1,281,553,694
                                                                                                              ==============
                 Net Assets Value, offering and redemption price per share:
                 Class A Shares, 986,719,741 shares outstanding (Note 3)                                      $         1.00
                                                                                                              ==============
                 Class B Shares, 296,580,982 shares outstanding (Note 3)                                      $         1.00
                                                                                                              ==============
                 +   Aggregate cost for federal tax purposes is identical.

FOOTNOTES:
(a)  The interest rate is adjusted monthly based on 1 month LIBOR +0.05% (30 day put).
(b) The interest rate is adjusted daily based on opening Federal Funds rate +.10% (daily put).
(c)  The interest rate is adjusted  monthly based on 1 month LIBOR +0.03% (daily put).
(d)  The interest rate is adjusted monthly based on Federal Funds rate +0.15%.
(e) Securities payable on demand at par including accrued interest (with 7 days notice). Interest is adjusted weekly.
(f)  The interest rate is adjusted quarterly based on 3 month LIBOR flat.
(g)  The interest rate is adjusted monthly based on 1 month LIBOR - 0.03% (daily put).
(h) This security can be put on the first business day of the month at par. Interest is adjusted weekly.
(i) The interest rate is adjusted quarterly based on 3 month LIBOR +3 basis points.
(j)  The interest rate is adjusted quarterly based on 3 month LIBOR -0.07%.
(k)  The interest is adjusted daily based on prime -2.90%.
(l) The interest rate is adjusted yearly based on 1 year LIBOR +0.06%. (one year put).
(m)  Maturity date indicated is the next put date.
--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 1998
================================================================================


    Face                                                                             Maturity                    Value
   Amount                                                                              Date        Yield        (Note 1)
   ------                                                                              ----        -----         ------
Repurchase Agreements, Overnight (85.21%)
------------------------------------------------------------------------------------------------------------------------------------
 $  160,000,000  Canadian Imperial Bank of Commerce (Collateralized by $172,718,930,
                 GNMA, 6.0000%, due 11/20/27)                                          09/01/98     5.80%     $  160,000,000
     61,000,000  Fuji Bank, Ltd. (Collateralized by $62,569,000,
                 U.S. Treasury Bills, due 11/27/98 to 01/07/99)                        09/01/98     5.75          61,000,000
    220,000,000  The Goldman Sachs Group L.P. (Collateralized by $277,212,296,
                 GNMA, 6.5000% to 9.0000%, due 07/15/09 to 08/15/28)                   09/01/98     5.79         220,000,000
    220,000,000  Morgan Stanley (Collateralized by $346,753,759,
                 GNMA, 4.5000% to 8.5000%, due 03/20/11 to 06/20/28)                   09/01/98     5.80         220,000,000
     40,000,000  The Goldman Sachs Group L.P. (Collateralized by $45,324,791,
                 GNMA 5.5000% to 8.0000%, due 02/15/12 to 08/15/28)                    09/14/98     5.52          40,000,000
 --------------                                                                                               --------------
    701,000,000  Total Repurchase Agreements, Overnight                                                          701,000,000
 --------------                                                                                               --------------
U.S. Government Obligations (14.63%)
------------------------------------------------------------------------------------------------------------------------------------
 $   35,000,000  U.S. Treasury Notes, 6.00%                                            09/30/98     5.49%     $   35,010,723
     20,000,000  U.S. Treasury Notes, 5.87%                                            10/31/98     5.39          20,006,800
     20,000,000  U.S. Treasury Notes, 6.25%                                            03/31/99     5.29          20,077,942
     30,000,000  U.S. Treasury Notes, 6.37%                                            04/30/99     5.28          30,150,967
     15,000,000  U.S. Treasury Notes, 6.25%                                            05/31/99     5.36          15,068,896
 --------------                                                                                               --------------
    120,000,000  Total U.S. Government Obligations                                                               120,315,328
 --------------                                                                                               --------------
                 Total Investments (99.84%)(Cost $821,315,328+)                                                  821,315,328
                 Cash and Other Assets, Net of Liabilities (0.16%)                                                 1,349,208
                                                                                                              --------------
                 Net Assets (100.00%)                                                                         $  822,664,536
                                                                                                              ==============
                 Net asset value, offering and redemption price per share:
                 Class A Shares, 752,496,857 shares outstanding (Note 3)                                      $         1.00
                                                                                                              ==============
                 Class B Shares,  70,167,679 shares outstanding (Note 3)                                      $         1.00
                                                                                                              ==============
                 +  Aggregate cost for federal income tax purposes is identical



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1998
================================================================================


                                                                             Money Market       U.S. Government
                                                                               Portfolio           Portfolio
                                                                           ----------------    -----------------
INVESTMENT INCOME
 Income:
     Interest.............................................................  $   67,328,387      $   44,640,312
                                                                            --------------      --------------
 Expenses: (Note 2)
     Investment management fee............................................       3,491,263           2,060,639
     Administration fee...................................................       2,487,557           1,678,581
     Distribution fee (Class A)...........................................       2,309,663           1,793,205
     Custodian expenses...................................................          91,856              55,803
     Shareholder servicing and related shareholder expenses...............       2,053,108             943,109
     Legal, compliance and filing fees....................................         218,154              90,656
     Audit and accounting.................................................          94,374              60,003
     Directors' fees......................................................          27,083              15,083
     Miscellaneous........................................................          50,957              27,859
                                                                            --------------      --------------
          Total expenses..................................................      10,824,015           6,724,938
          Less:
               Fees waived................................................  (      286,000)           --
               Expenses paid indirectly...................................  (        5,439)           --
                                                                            --------------      --------------
                    Net expenses..........................................      10,532,576           6,724,938
                                                                            --------------      --------------
 Net investment income....................................................      56,795,811          37,915,374
                                                                            --------------      --------------

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments...................................          69,854             -0-
                                                                            --------------      --------------
Increase in net assets from operations....................................  $   56,865,665      $   37,915,374
                                                                            ==============      ==============





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 1998 AND 1997
================================================================================

                                                         Money Market Portfolio                 U.S. Government Portfolio
                                                  -----------------------------------     -----------------------------------
                                                        1998                1997                1998                1997
                                                  ---------------     ---------------     ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income........................  $    56,795,811     $    47,631,811     $    37,915,374     $    35,413,961
   Net realized gain (loss) on investments......           69,854              52,064           -0-                   187,048
                                                  ---------------     ---------------     ---------------     ---------------
   Increase in net assets from operations.......       56,865,665          47,683,875          37,915,374          35,601,009
 Dividends to shareholders:
   Net investment income
     Class A....................................  (    43,410,231)    (    35,478,855)    (    33,787,099)    (    29,587,255)
     Class B....................................  (    13,154,934)    (    12,152,956)    (     4,128,275)    (     5,826,706)
   Net realized gain on investments
     Class A....................................              --             --                  --           (       154,608)*
     Class B....................................              --             --                  --           (        32,440)*
 Capital share transactions (Note 3):
     Class A....................................      184,183,496          44,913,178          16,916,289          68,960,418
     Class B....................................       28,629,584          47,570,497           1,200,649     (    57,202,131)
                                                  ---------------     ---------------     ---------------     ---------------
     Total increase (decrease)..................      213,113,580          92,535,739          18,116,938          11,758,287
 Net assets:
     Beginning of period........................    1,068,440,114         975,904,375         804,547,598         792,789,311
                                                  ---------------     ---------------     ---------------     ---------------
     End of period (including undistributed net
      investment income of $414,267 and
      183,621 for the Money Market Portfolio)...  $ 1,281,553,694     $ 1,068,440,114     $   822,664,536     $   804,547,598
                                                  ===============     ===============     ===============     ===============



  *   Represents a Long Term Capital Gain distribution of .000262202 per share declared to shareholders of record as of October 22, 1996 and paid on November 15,1996.









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.
Short Term Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two Portfolios, Money Market Portfolio and U.S. Government Portfolio, with each Portfolio having two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of each respective Portfolio. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly. With respect to the Money Market Portfolio, realized capital gains and losses are excluded.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates.
Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus
 .29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolios average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million. The Manager has agreed to reimburse the Fund for its
net   operating   expenses   (exclusive  of  taxes,   brokerage,   interest  and
extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the year ended August 31, 1998.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).
Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares, a service fee equal to .25% per annum of each Portfolio's average daily net assets.

During the year ended August 31, 1998, the Manager voluntarily waived investment management fees and administration fees of $276,258 and $9,742, respectively on the Money Market Portfolio.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $9,000 per annum plus $1,250 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $1,056,627 and $400,792 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Reich & Tang Services Inc., an affiliate of the Manager as servicing agent for the Fund.

Included under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $5,439 for the Money Market Portfolio.



















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock.
At August 31, 1998, 10,000,000,000 shares of $.001 par value stock were authorized and capital paid in for the Money Market Portfolio and the U.S. Government Portfolio amounted to $1,283,300,723 and $822,664,536, respectively. Transactions in capital stock, all at $1.00 per share, were as follows:

                                             Money Market Portfolio                U.S. Government Portfolio
                                      -----------------------------------     -----------------------------------
                                         Year Ended          Year Ended          Year Ended          Year Ended
                                           8/31/98             8/31/97             8/31/98             8/31/97
                                        -------------       -------------       -------------       -------------
Class A
 Sold...............................      957,881,430         762,333,045         867,760,740         673,017,142
 Issued on reinvestment of dividends       39,324,620          32,106,578          32,991,750          29,037,928
 Redeemed...........................    ( 813,022,554)      ( 749,526,445)      ( 883,836,201)      ( 633,094,652)
                                        -------------       -------------       -------------       -------------
 Net increase (decrease)............      184,183,496          44,913,178          16,916,289          68,960,418
                                        =============       =============       =============       =============
Class B
 Sold...............................      897,301,951         794,418,253         494,551,691         422,620,917
 Issued on reinvestment of dividends       12,863,930          11,723,232           3,422,930           5,304,650
 Redeemed...........................    ( 881,536,297)      ( 758,570,988)      ( 496,773,972)      ( 485,127,698)
                                        -------------       -------------       -------------       -------------
 Net increase (decrease)............       28,629,584          47,570,497           1,200,649       (  57,202,131)
                                        =============       =============       =============       =============

4. Sales of Securities.
Accumulated undistributed realized losses of the Money Market Portfolio at August 31, 1998 amounted to $2,161,296. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains through August 31, 2004.













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights.
                                                                                 Money Market Portfolio
CLASS A                                                                           Year Ended August 31,
-------                                                ----------------------------------------------------------------------
                                                          1998           1997           1996           1995           1994
                                                       ----------     ----------     ----------     ----------     ----------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year................    $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                       ----------     ----------     ----------     ----------     ----------
 Income from investment operations:
     Net investment income.........................        0.047          0.046          0.047          0.047          0.029
 Less distributions:
     Dividends from net investment income..........    (   0.047)     (   0.046)     (   0.047)     (   0.047)     (   0.029)
                                                       ----------     ----------     ----------     ----------     ----------
 Net asset value, end of year......................    $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                       ==========     ==========     ==========     ==========     ==========
 Total Return......................................        4.80%          4.66%          4.71%          4.82%(b)       2.93%
 Ratios/Supplemental Data
 Net assets, end of year (000).....................    $  985,377     $  801,001     $  756,094     $  661,795     $  676,756
 Ratios to average net assets:
     Expenses (net of fees waived).................        0.97%          0.99%          0.98%          0.88%           0.91%
     Net investment income.........................        4.72%          4.57%          4.63%          4.75%           2.89%
     Management, administration and shareholder
       servicing fees waived.......................        0.02%          --             0.02%          0.13%           --
     Expenses paid indirectly......................        --             0.01%          0.01%          --              --

                                                                                 Money Market Portfolio
CLASS B(a)                                                                        Year Ended August 31,
----------                                             ----------------------------------------------------------------------
                                                          1998           1997           1996           1995           1994
                                                       ----------     ----------     ----------     ----------     ----------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..............    $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                       ----------     ----------     ----------     ----------     ----------
 Income from investment operations:
     Net investment income.........................        0.050          0.049          0.049          0.050          0.031
 Less distributions:
     Dividends from (net investment income.........    (   0.050)     (   0.049)     (   0.049)     (   0.050)     (   0.031)
                                                       ----------     ----------     ----------     ----------     ----------
 Net asset value, end of period....................    $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                       ==========     ==========     ==========     ==========     ==========
 Total Return......................................        5.16%          5.01%          5.00%          5.08%(b)       3.19%
 Ratios/Supplemental Data
 Net assets, end of period (000)...................    $  296,177     $  267,439     $  219,810     $  217,877     $  422,005
 Ratios to average net assets:
     Expenses (net of fees waived).................        0.62%          0.66%          0.70%          0.62%          0.67%
     Net investment income.........................        5.07%          4.90%          4.91%          4.90%          3.13%
     Management, administration and shareholder
       servicing fees waived.......................        0.02%          --             0.02%          0.13%          --
     Expenses paid indirectly......................        --             0.01%          0.01%          --             --

 (a)  Distribution of Class B shares commenced November 30, 1992.
 (b)  Includes  the effect of a capital contribution from the Manager.  Without the capital contribution, the total return would have been 3.42% for Class A and 3.69% for Class B.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights. (Continued)

                                                                               U.S. Government Portfolio
CLASS A                                                                           Year Ended August 31,
-------                                                ----------------------------------------------------------------------
                                                          1998           1997           1996           1995           1994
                                                       ----------     ----------     ----------     ----------     ----------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year.............       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                       ----------     ----------     ----------     ----------     ----------
 Income from investment operations:
     Net investment income......................           0.047          0.046          0.047          0.048          0.028
 Less distributions:
     Dividends from net investment income.......       (   0.047)     (   0.046)     (   0.047)    (    0.048)     (   0.028)
                                                       ----------     ----------     ----------     ----------     ----------
 Net asset value, end of year...................       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                       ==========     ==========     ==========     ==========     ==========
 Total Return...................................           4.82%          4.73%          4.81%          4.93%          2.79%
 Ratios/Supplemental Data
 Net assets, end of year (000)..................       $  752,497     $  735,581     $  666,620     $  469,592     $  398,699
 Ratios to average net assets:
     Expenses...................................           0.87%          0.81%          0.81%          0.80%          0.85%
     Net investment income......................           4.71%          4.61%          4.68%          4.83%          2.75%

                                                                               U.S. Government Portfolio
CLASS B                                                                           Year Ended August 31,
-------                                                ----------------------------------------------------------------------
                                                          1998           1997           1996           1995           1994
                                                       ----------     ----------     ----------     ----------     ----------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year.............       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                       ----------     ----------     ----------     ----------     ----------
 Income from investment operations:
     Net investment income......................           0.050          0.049          0.050          0.051          0.030
 Less distributions:
     Dividends from net investment income.......       (   0.050)     (   0.049)     (   0.050)     (   0.051)     (   0.030)
                                                       ----------     ----------     ----------     ----------     ----------
 Net asset value, end of year...................       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                       ==========     ==========     ==========     ==========     ==========
 Total Return...................................           5.15%          5.00%          5.07%          5.19%          3.04%
 Ratios/Supplemental Data
 Net assets, end of year (000)..................       $   70,168     $   68,967     $  126,169     $  306,799     $   80,196
 Ratios to average net assets:
     Expenses...................................           0.55%          0.55%          0.56%          0.55%          0.60%
     Net investment income......................           5.03%          4.86%          5.04%          5.20%          2.98%











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================




The Board of Directors and Shareholders
Short Term Income Fund, Inc.

We have audited the accompanying statements of net assets of Money Market Portfolio and the U.S. Government Portfolio of Short Term Income Fund, Inc. as of August 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Government Portfolio of Short Term Income Fund, Inc. as of August 31, 1998, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.




                                                       \s\McGladrey & Pullen,LLP



September 25, 1998
New York, New York




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
















                                   SHORT TERM
                                   INCOME
                                   FUND, INC.













                                             Annual Report
                                             August 31, 1998










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------















-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------

Short Term Income Fund, Inc.
   600 Fifth Avenue
   New York, New York 10020


Manager
   Reich & Tang Asset Management, L.P.
   600 Fifth Avenue
   New York, New York 10020


Custodian
   Investors Fiduciary Trust Company
   801 Pennsylvania
   Kansas City, Missouri 64105


Transfer Agent &
  Dividend Disbursing Agent
   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020







--------------------------------------------------------------------------------